Employee benefits	12 Months Ended
Dec. 31, 2021
Employee benefits
Employee benefits

Note 19. Employee benefits

1.	Defined benefit plans

Pursuant to the ROC Labor Standards Law, the Company has established a defined benefit pension plan covering full-time employees in the ROC that provides retirement benefits to retiring employees based on years of service and the average salary for the six-month period before the employee’s retirement.

Reconciliations of defined benefit obligation at present value and plan asset at fair value are as follows:

	December 31,	December 31,
	2020	2021

	(in thousands)

Present value of the defined benefit obligations	$3,562	3,489
Fair value of plan assets	(3,952)	(4,065)
	$(390)	(576)
Net defined benefit liabilities	47	-
Prepaid pension costs	(437)	(576)
	$(390)	(576)

(i)    Plan assets

The Fund is administered by a pension fund monitoring committee (the “Committee”) and is deposited in the Committee’s name in the Bank of Taiwan. Under the ROC Labor Standards Law, the minimum return on the plan assets should not be lower than the average interest rate on two-year time deposits published by the local banks. As of December 31, 2021, the Funds deposited in the Committee’s name in the Bank of Taiwan amounted to $4,065 thousand.

(ii)  Movements in present value of the defined benefit obligations

	Year ended December 31,
	2020	2021

	(in thousands)
Balance at beginning of year	$3,142	3,562
Service costs	6	-
Interest expense	27	15
Remeasurements loss (gain):
Actuarial loss (gain) arising from:
-Changes in demographic assumptions	91	32
-Experience adjustment	56	116
-Change in financial assumptions	196	(253)
Effect of changes in exchange rates	44	17
Balance at end of year	$3,562	3,489

(iii)  Movements in the fair value of plan assets

	Year ended December 31,
	2020	2021

	(in thousands)
Balance at beginning of year	$3,730	3,952
Interest income	31	17
Remeasurements gain :
-Return on plan assets excluding interest income	129	60
Contributions paid by the employer	15	20
Effect of changes in exchange rate	47	16
Balance at end of year	$3,952	4,065

(iv)  Expenses recognized in profit or loss

	Year ended December 31,
	2019	2020	2021

	(in thousands)

Current service costs	$26	6	-
Interest income	(19)	(4)	(2)
	$7	2	(2)
Cost of revenues	$6	6	6
Research and development	1	(5)	(8)
General and administrative	-	1	-
Sales and marketing	-	-	-
	$7	2	(2)

(v)  Remeasurement of net defined benefit liability recognized in other comprehensive income

	Year ended December 31,
	2020	2021

	(in thousands)

Balance at beginning of year	$(60)	116
Recognized during the period	176	(138)
Balance at end of year	$116	(22)

(vi)  Actuarial assumptions

The principal actuarial assumptions were as follows:

	December 31,	December 31,
	2020	2021
Discount rate	0.42%	0.82%-0.85%
Rate of increase in compensation levels	3.00%	3.00%

The Company expects to make contribution of $20 thousand to the defined benefit plans in the next year starting from January 1, 2022.

As at December 31, 2021, the weighted average duration of the defined benefits obligation was between 17 years to 18 years.

(vii)  Sensitivity analysis

Reasonably possible changes at December 31, 2020 and 2021 to one of the relevant actuarial assumptions, holding other assumptions constant, would have affected the defined benefit obligation by the amounts shown below.

	December 31, 2020		December 31, 2021
	+ 0.5%	- 0.5%	+ 0.5%	‑0.5%

	(in thousands)
Discount rate	(306)	339	(290)	319
Rate of increase in compensation levels	328	(300)	310	(285)

2.	Defined contribution plans

Beginning July 1, 2005, pursuant to the newly effective ROC Labor Pension Act, the Company is required to make a monthly contribution for full-time employees in the ROC that elected to participate in the Defined Contribution Plan at a rate no less than 6% of the employee’s monthly wages to the employees’ individual pension fund accounts at the ROC Bureau of Labor Insurance. Expenses recognized in 2019, 2020 and 2021, based on the contribution called for were $3,316 thousand, $3,330 thousand and $3,683 thousand, respectively.

The Company established a defined contribution plan in the United States that qualifies under Section 401(k) of the Internal Revenue Code. This plan covers substantially all employees who meet the service requirement. The Company’s contribution to the plan may be made at the discretion of the board of directors. As now, no contributions have been made by the Company to the plan.

All PRC employees participate in employee social security plans, including pension and other welfare benefits, which are organized and administered by governmental authorities. The Company has no other substantial commitments to employees. The premiums and welfare benefit contributions that should be borne by the Company are calculated in accordance with relevant PRC regulations, and are paid to the labor and social welfare authorities. Expenses recognized based on this plan were $1,489 thousand, $707 thousand and $1,695 thousand for the years ended December 31, 2019, 2020 and 2021, respectively.

Other foreign subsidiaries recognized pension expenses of $434 thousand, $497 thousand and $617 thousand for the years ended December 31, 2019, 2020 and 2021, respectively, for the defined contribution plans based on their respective local government regulations.

3.	Cash award

On September 28, 2021, the Company’s compensation committee granted annual bonuses by cash payouts totaling $47,657 thousand to the Company’s employees among which $1,582 thousand was immediately vested on the grant date. The remainder will be equally vested at the first, second and third anniversaries of the grant date.

The amounts of cash award expenses included in applicable costs of revenues and expense categories and related tax effects are summarized as follows:

Year ended
December 31,
2021
(in thousands)

Cost of revenues	$511
Research and development	5,876
General and administrative	678
Sales and marketing	1,223
Total compensation recognized in income	$8,288
Income tax benefit	$1,444